WARRANT AND DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 7 – WARRANT AND DERIVATIVE LIABILITIES

Series C 9% Convertible Preferred Stock and related warrants

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related warrants (see Note 6) did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation was not required.  There was no established market for the Company’s common stock.   As of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified from equity to liability treatment the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively.

The Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 0.56% to 0.89%, a dividend yield of 0%, and volatility of 141%.

Series D Convertible Preferred Stock and related warrants

At issuance, the Company determined that certain anti-dilutive provisions embedded in the Series D Preferred Stock and related warrants (see Note 8) met the defined criteria of a derivative and accordingly, reclassified from equity to liability the determined fair value of the embedded reset provisions of the Series D Preferred Stock and warrants of $397,162 and $652,054, respectively.

The Company valued the reset provisions of the Series D Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 1.74%, a dividend yield of 0%, and volatility of 130%.

At December 31, 2017, the Company marked to market the fair value of the reset provisions of the Preferred Stock and warrants and determined fair values of $685,922 and $2,358,240, respectively. The fair values of the embedded derivatives were determined using the Multinomial Lattice pricing model and the following assumptions: estimated contractual term of 1.43 to 3.36 years, a risk free interest rate of 1.39% to 1.89%, a dividend yield of 0%, and volatility of 131%.

On January 1, 2018, the Company adopted ASU 2017-11 and according reclassified the fair value of the reset provisions embedded in previously issued Series C Preferred stock, Series D Preferred stock and certain warrants with embedded anti-dilutive provisions from liability to equity in aggregate of $3,044,162.

NOTE 7 – WARRANT AND DERIVATIVE LIABILITIES

Series C 9% Convertible Preferred Stock and related warrants

At the time of issuance and until March 31, 2015, the Company determined that the anti-dilutive provisions embedded in the Series C Preferred Stock and related warrants (see Note 6) did not meet the defined criteria of a derivative in such that the net settlement requirement of delivery of common shares does not meet the “readily convertible to cash” as described in Accounting Standards Codification 815 and therefore bifurcation was not required.  There was no established market for the Company’s common stock.   As of March 31, 2015, the Company determined a market had been established for the Company’s common stock and accordingly, reclassified from equity to liability treatment the fair value of the embedded reset provisions of the Series C Preferred Stock and warrants of $1,242,590 and $4,097,444, respectively.

The Company valued the reset provisions of the Series C Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 0.56% to 0.89%, a dividend yield of 0%, and volatility of 141%.

Series D Convertible Preferred Stock and related warrants

At issuance, the Company determined that certain anti-dilutive provisions embedded in the Series D Preferred Stock and related warrants (see Note 8) met the defined criteria of a derivative and accordingly, reclassified from equity to liability the determined fair value of the embedded reset provisions of the Series D Preferred Stock and warrants of $397,162 and $652,054, respectively.

The Company valued the reset provisions of the Series D Preferred Stock and warrants in accordance with ASC 470-20 using the Multinomial Lattice pricing model and the following assumptions: estimated contractual terms, a risk free interest rate of 1.74%, a dividend yield of 0%, and volatility of 130%.

At December 31, 2017, the Company marked to market the fair value of the reset provisions of the Preferred Stock and warrants and determined fair values of $685,922 and $2,358,240, respectively. The Company recorded a gain from change in fair value of derivatives of $210,465 for year ended December 31, 2017. The fair values of the embedded derivatives were determined using the Multinomial Lattice pricing model and the following assumptions: estimated contractual term of 1.43 to 3.36 years, a risk free interest rate of 1.39% to 1.89%, a dividend yield of 0%, and volatility of 131%